UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ADVISORY RESEARCH FUNDS

Advisory Research All Cap Value Fund (ADVGX)

Advisory Research Emerging Markets Opportunities Fund (ADVMX)

Advisory Research Global Dividend Fund (ADVWX)

Advisory Research International Small Cap Value Fund (Investor Class - ADVIX)

Advisory Research International Small Cap Value Fund (Class I - ADVLX)

Advisory Research Small Company Opportunities Fund (ADVSX)

Advisory Research Strategic Income Fund (ADVNX)

SEMI-ANNUAL REPORT

APRIL 30, 2018

Advisory Research Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments
Advisory Research All Cap Value Fund	1
Advisory Research Emerging Markets Opportunities Fund	4
Advisory Research Global Dividend Fund	9
Advisory Research International Small Cap Value Fund	13
Advisory Research Small Company Opportunities Fund	18
Advisory Research Strategic Income Fund	21
Statements of Assets and Liabilities	27
Statements of Operations	29
Statements of Changes in Net Assets	31
Financial Highlights	37
Notes to Financial Statements	44
Expense Examples	58

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus

www.advisoryresearch.com

Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 98.0%
	Communications – 8.3%
14,222	Comcast Corp. - Class A	$446,429
16,718	Twenty-First Century Fox, Inc. - Class B	603,018
		1,049,447
	Consumer Discretionary – 17.3%
5,114	Adient PLC	313,437
6,177	Armstrong World Industries, Inc.*	345,912
5,161	Brink's Co.	380,882
7,061	Delta Air Lines, Inc.	368,725
5,070	Masonite International Corp.*	307,749
3,194	Snap-on, Inc.	463,929
		2,180,634
	Consumer Staples – 9.3%
5,017	Casey's General Stores, Inc.	484,642
14,600	Core-Mark Holding Co., Inc.	300,906
9,566	Mondelez International, Inc. - Class A	377,857
		1,163,405
	Energy – 4.2%
2,682	Chevron Corp.	335,545
977	Pioneer Natural Resources Co.	196,914
		532,459
	Financials – 23.0%
4,945	American Express Co.	488,319
2,957	Berkshire Hathaway, Inc. - Class B*	572,860
6,217	Discover Financial Services	442,961
1,380	Enstar Group Ltd.*	290,007
10,622	FNF Group	391,208
4,209	JPMorgan Chase & Co.	457,855
4,500	Navigators Group, Inc.	254,250
		2,897,460
	Health Care – 10.1%
1,156	Anthem, Inc.	272,805
6,806	Medtronic PLC	545,365
1,911	UnitedHealth Group, Inc.	451,760
		1,269,930
	Industrials – 12.8%
7,797	Allison Transmission Holdings, Inc.	304,005
4,047	Hexcel Corp.	269,004
4,364	TE Connectivity Ltd.	400,397
11,645	TriMas Corp.*	315,579

Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Industrials (Continued)
2,414	Union Pacific Corp.	$322,583
		1,611,568
	Materials – 1.1%
6,912	Valvoline, Inc.	140,175

	Technology – 11.9%
11,590	Avnet, Inc.	454,676
4,997	Black Knight, Inc.*	243,104
5,595	CDW Corp.	398,867
4,213	Microsoft Corp.	394,000
		1,490,647
	Total Common Stocks (Cost $9,130,343)	12,335,725

Principal Amount

	Short-Term Investments – 2.7%
$334,879	UMB Money Market Fiduciary, 0.25%[1]	334,879

	Total Short-Term Investments (Cost $334,879)	334,879

	Total Investments – 100.7% (Cost $9,465,222)	12,670,604
	Liabilities in Excess of Other Assets – (0.7)%	(87,797)

	Total Net Assets – 100.0%	$12,582,807

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research All Cap Value Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Home & Office Products	11.9%
Specialty Finance	10.5%
Insurance	8.9%
Media Content	8.3%
Health Care Facilities/Services	5.8%
Software	5.1%
Medical Equipment/Devices	4.3%
Oil, Gas & Coal	4.2%
Retail - Consumer Staples	3.9%
Banking	3.6%
Design, Manufacturing & Distribution	3.6%
Electrical Equipment	3.2%
Technology Services	3.2%
Consumer Products	3.0%
Passenger Transportation	2.9%
Transportation & Logistics	2.6%
Manufactured Goods	2.5%
Automotive	2.5%
Transportation Equipment	2.4%
Distribution/Wholesale - Consumer Staples	2.4%
Aerospace & Defense	2.1%
Chemicals	1.1%
Total Common Stocks	98.0%
Short-Term Investments	2.7%
Total Investments	100.7%
Liabilities in Excess of Other Assets	(0.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 96.8%
	Brazil – 8.5%
30,800	Banco do Brasil S.A.	$322,665
30,378	Cosan Ltd. - Class A	306,210
112,482	Duratex S.A.	343,559
46,000	Iochpe Maxion S.A.	368,977
70,300	Kroton Educacional S.A.	281,144
101,424	MRV Engenharia e Participacoes S.A.	434,277
121,173	QGEP Participacoes S.A.	441,705
17,300	Vale S.A.	240,349
		2,738,886
	Canada – 1.9%
191,982	Gran Tierra Energy, Inc.*	632,464

	China – 24.1%
58,000	Anhui Conch Cement Co., Ltd. - Class H	362,004
749,000	China Longyuan Power Group Corp. Ltd. - Class H	735,678
149,000	China Merchants Bank Co., Ltd. - Class H	649,696
333,200	China National Building Material Co., Ltd. - Class H	389,272
82,600	China Pacific Insurance Group Co., Ltd. - Class H	364,485
544,000	China Railway Signal & Communication Corp. Ltd. - Class H1	424,113
133,500	China Vanke Co., Ltd. - Class H	551,732
50,000	ENN Energy Holdings Ltd.	467,574
116,500	Fosun International Ltd.	247,560
475,314	Goodbaby International Holdings Ltd.	301,696
224,000	Guangzhou Automobile Group Co., Ltd. - Class H	410,302
817,000	Industrial & Commercial Bank of China Ltd. - Class H	717,226
596	NetEase, Inc. - ADR	153,214
66,000	Ping An Insurance Group Co. of China Ltd. - Class H	644,908
255,600	Red Star Macalline Group Corp. Ltd. - Class H1	343,218
12,300	Tencent Holdings Ltd.	604,700
142,500	Zhongsheng Group Holdings Ltd.	408,498
		7,775,876
	Colombia – 1.1%
29,924	Bancolombia S.A.	353,682

	Hong Kong – 6.7%
188,000	China Everbright Ltd.	413,704
31,691	Global Cord Blood Corp.*	296,311
72,000	Haier Electronics Group Co., Ltd.	249,103
902,000	Sinopec Kantons Holdings Ltd.	426,676
288,738	WH Group Ltd.[1]	298,921
328,798	Xinyi Glass Holdings Ltd.	472,676
		2,157,391

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	India – 7.2%
80,982	GAIL India Ltd.	$393,514
23,029	Grasim Industries Ltd.	375,837
7,077	Hero MotoCorp Ltd.	394,593
27,821	Infosys Ltd.	498,616
14,634	NIIT Technologies Ltd.	253,415
194,860	Redington India Ltd.	402,442
		2,318,417
	Indonesia – 2.0%
329,200	Bank Mandiri Persero Tbk P.T.	166,758
195,600	United Tractors Tbk P.T.	477,241
		643,999
	Malaysia – 2.3%
223,800	CIMB Group Holdings Bhd	407,865
150,600	Genting Bhd	342,010
		749,875
	Mexico – 3.0%
172,900	Concentradora Fibra Danhos S.A. de C.V. - REIT	307,487
233,500	Credito Real S.A.B. de C.V. SOFOM ER	342,595
147,400	Grupo Comercial Chedraui S.A. de C.V.	309,032
		959,114
	Philippines – 0.8%
168,742	Metropolitan Bank & Trust Co.	276,376

	Poland – 0.9%
25,026	Powszechny Zaklad Ubezpieczen S.A.	304,237

	South Africa – 7.4%
27,764	Barloworld Ltd.	376,735
46,996	Investec PLC	374,966
31,031	Massmart Holdings Ltd.	414,385
15,170	Mondi Ltd.	442,942
3,153	Naspers Ltd. - N Shares	768,132
		2,377,160
	South Korea – 14.2%
1,193	E-MART, Inc.	300,320
15,570	Hanwha Chemical Corp.	418,559
3,077	Innocean Worldwide, Inc.	190,767
8,090	KB Financial Group, Inc.	459,634
42,684	Kwangju Bank Co., Ltd.	445,808
4,539	LG Corp.	343,352
959	POSCO	330,434
467	Samsung Electronics Co., Ltd.	1,158,700

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	South Korea (Continued)
2,080	Samsung SDI Co., Ltd.	$354,182
3,597	SK Hynix, Inc.	282,883
10,378	TES Co., Ltd.	290,417
		4,575,056
	Taiwan – 12.8%
36,000	Catcher Technology Co., Ltd.	399,246
310,108	King's Town Bank Co., Ltd.	371,449
37,000	MediaTek, Inc.	420,824
189,000	Pegatron Corp.	440,648
114,000	Taiwan Semiconductor Manufacturing Co., Ltd.	868,377
129,000	Tripod Technology Corp.	390,212
114,000	WPG Holdings Ltd.	153,403
260,398	WT Microelectronics Co., Ltd.	389,214
1,498,000	Yuanta Financial Holding Co., Ltd.	714,923
		4,148,296
	Thailand – 1.8%
216,625	Bangchak Corp. PCL	248,277
108,000	PTT Global Chemical PCL	333,786
		582,063
	Turkey – 1.1%
—	Turkiye Sinai Kalkinma Bankasi A.S.	—
318,046	Turkiye Sise ve Cam Fabrikalari A.S.	353,428
		353,428
	United Arab Emirates – 1.0%
211,874	Emaar Properties PJSC	333,973

	Total Common Stocks (Cost $27,375,795)	31,280,293

Principal Amount

	Short-Term Investments – 3.5%
$1,139,329	UMB Money Market Fiduciary, 0.25%[2]	1,139,329

	Total Short-Term Investments (Cost $1,139,329)	1,139,329

	Total Investments – 100.3% (Cost $28,515,124)	32,419,622
	Liabilities in Excess of Other Assets – (0.3)%	(111,932)

	Total Net Assets – 100.0%	$32,307,690

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

ADR – American Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,066,252 which represents 3.3% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banking	14.1%
Construction Materials	7.1%
Oil, Gas & Coal	6.4%
Hardware	5.9%
Semiconductors	5.8%
Utilities	4.9%
Insurance	4.8%
Real Estate	4.7%
Design, Manufacturing & Distribution	4.3%
Automotive	3.6%
Retail - Consumer Staples	3.2%
Media	3.0%
Software	2.3%
Chemicals	2.3%
Technology Services	2.3%
Institutional Financial Services	2.2%
Iron & Steel	1.8%
Metals & Mining	1.5%
Containers & Packaging	1.4%
Home & Office Products	1.3%
Transportation Equipment	1.3%
Asset Management	1.3%
Retail - Discretionary	1.3%
Manufactured Goods	1.2%
Industrial Services	1.2%
Industrial Conglomerates	1.1%
Specialty Finance	1.1%
Gaming, Lodging & Restaurants	1.0%
Leisure Products	0.9%
Consumer Products	0.9%
Health Care Facilities/Services	0.9%
Consumer Services	0.9%
Distributors - Discretionary	0.8%
Total Common Stocks	96.8%
Short-Term Investments	3.5%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Global Dividend Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 95.7%
	Brazil – 5.2%
55,868	Ambev S.A. - ADR	$369,846
43,700	Kroton Educacional S.A.	174,765
		544,611
	China – 0.9%
11,000	Hengan International Group Co., Ltd.	97,826

	France – 7.1%
9,314	AXA S.A.	266,364
3,418	BNP Paribas S.A.	263,864
2,572	Danone S.A.	208,344
		738,572
	Germany – 7.1%
1,328	Allianz S.E.	314,100
2,437	Henkel A.G. & Co. KGaA	290,105
1,127	Siemens A.G.	143,121
		747,326
	Ireland – 4.5%
2,115	Accenture PLC - Class A	319,788
1,894	Medtronic PLC	151,766
		471,554
	Japan – 3.0%
6,400	Suntory Beverage & Food Ltd.	314,944

	Mexico – 3.7%
139,249	Wal-Mart de Mexico S.A.B. de C.V.	386,950

	Spain – 2.1%
10,704	Red Electrica Corp. S.A.	222,965

	Switzerland – 8.6%
125	Givaudan S.A.	278,256
4,137	Novartis A.G.	318,442
1,385	Roche Holding A.G.	307,730
		904,428
	Taiwan – 6.2%
70,000	Chunghwa Telecom Co., Ltd.	266,355
50,000	Taiwan Semiconductor Manufacturing Co., Ltd.	380,867
		647,222

Advisory Research Global Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	United Kingdom – 4.2%
6,972	Bunzl PLC	$202,157
4,293	Unilever PLC	240,795
		442,952
	United States – 43.1%
1,503	AbbVie, Inc.	145,115
3,312	Cisco Systems, Inc.	146,688
1,510	Eaton Corp. PLC	113,295
1,865	General Dynamics Corp.	375,443
2,085	Honeywell International, Inc.	301,658
4,434	Johnson & Johnson	560,857
4,081	JPMorgan Chase & Co.	443,931
621	Lockheed Martin Corp.	199,242
2,576	Microsoft Corp.	240,907
1,988	Raytheon Co.	407,421
2,971	Sonoco Products Co.	152,591
2,682	Target Corp.	194,713
3,716	TJX Cos., Inc.	315,303
1,397	Travelers Cos., Inc.	183,845
1,037	UnitedHealth Group, Inc.	245,147
10,020	Verizon Communications, Inc.	494,487
		4,520,643
	Total Common Stocks (Cost $9,477,702)	10,039,993

	Exchange-Traded Funds – 3.0%
	United States – 3.0%
3,513	SPDR Bloomberg Barclays 1-3 Month T-Bill	321,580

	Total Exchange-Traded Funds (Cost $321,439)	321,580

Principal Amount

	Short-Term Investments – 1.2%
$127,505	UMB Money Market Fiduciary, 0.25%[1]	127,505

	Total Short-Term Investments (Cost $127,505)	127,505

Advisory Research Global Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Value
Total Investments – 99.9% (Cost $9,926,646)	$10,489,078
Other Assets in Excess of Liabilities – 0.1%	5,415

Total Net Assets – 100.0%	$10,494,493

ADR – American Depositary Receipt

PLC – Public Limited Company

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Global Dividend Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Consumer Products	14.5%
Biotechnology & Pharmaceuticals	12.7%
Aerospace & Defense	9.4%
Insurance	7.3%
Telecom	7.3%
Banking	6.7%
Retail - Consumer Staples	5.5%
Electrical Equipment	5.3%
Semiconductors	3.6%
Technology Services	3.1%
Retail Discretionary	3.0%
Chemicals	2.7%
Health Care Facilities/Services	2.3%
Software	2.3%
Utilities	2.1%
Distributors - Discretionary	1.9%
Consumer Services	1.7%
Containers & Packaging	1.5%
Medical Equipment/Devices	1.4%
Hardware	1.4%
Total Common Stocks	95.7%
Exchange-Traded Funds	3.0%
Short-Term Investments	1.2%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 96.9%
	Australia – 3.3%
160,029	Beach Energy Ltd.	$188,738
70,801	Orora Ltd.	177,570
56,188	Tassal Group Ltd.	163,687
		529,995
	Canada – 2.0%
7,781	Norbord, Inc.	321,300

	Denmark – 1.4%
6,460	ISS A/S	225,287

	Finland – 3.9%
15,751	Kemira OYJ	210,808
23,287	Metsa Board OYJ	260,912
33,639	Technopolis OYJ	157,345
		629,065
	France – 1.1%
3,951	Alstom S.A.	179,880

	Germany – 7.4%
5,805	Deutsche EuroShop A.G.	208,632
1,070	MTU Aero Engines A.G.	184,049
1,356	Rheinmetall A.G.	177,202
6,005	RIB Software S.E.	159,128
10,792	SAF-Holland S.A.	200,945
5,397	Talanx A.G.	243,159
		1,173,115
	Hong Kong – 1.0%
116,890	Xinyi Glass Holdings Ltd.	168,040

	Ireland – 2.5%
9,236	Smurfit Kappa Group PLC	393,707

	Italy – 2.7%
6,497	Buzzi Unicem S.p.A.	164,038
87,681	Iren S.p.A.	266,389
		430,427
	Japan – 32.6%
10,822	Arcs Co., Ltd.	296,456
41,788	Daihen Corp.	324,145
6,900	Daiseki Co., Ltd.	214,838
7,200	Denka Co., Ltd.	256,330

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Japan (Continued)
6,640	DTS Corp.	$240,647
12,340	Fuji Corp./Aichi	221,471
30,200	Hazama Ando Corp.	242,654
7,594	HIS Co., Ltd.	277,134
6,502	Hogy Medical Co., Ltd.	271,110
2,200	Horiba Ltd.	159,835
16,100	Kinden Corp.	280,798
11,978	Koa Corp.	261,305
11,000	Nichias Corp.	139,331
58,420	Nippon Light Metal Holdings Co., Ltd.	156,158
20,600	Penta-Ocean Construction Co., Ltd.	162,345
28,400	Shinmaywa Industries Ltd.	318,293
10,788	Ship Healthcare Holdings, Inc.	374,593
19,764	Sumitomo Forestry Co., Ltd.	327,494
11,600	Sun Frontier Fudousan Co., Ltd.	139,962
8,900	Toho Holdings Co., Ltd.	217,203
7,337	Transcosmos, Inc.	202,487
2,010	Ulvac, Inc.	107,523
		5,192,112
	Luxembourg – 1.5%
4,877	Befesa S.A.[1]	246,471

	Netherlands – 1.4%
2,110	Koninklijke DSM N.V.	218,071

	Norway – 4.7%
5,931	Aker A.S.A.	370,684
30,901	Austevoll Seafood A.S.A.	371,902
		742,586
	Singapore – 1.7%
209,800	Yanlord Land Group Ltd.	267,535

	Spain – 3.1%
15,300	Acerinox S.A.	214,863
11,595	Ebro Foods S.A.	279,608
		494,471
	Sweden – 9.1%
5,050	Boliden A.B.	174,980
71,407	Cloetta A.B. - B Shares	255,556
19,252	Dometic Group A.B.[1]	184,261
11,942	Granges A.B.	167,052
3,746	Industrivarden A.B. - C Shares	78,870

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Sweden (Continued)
17,033	Inwido A.B.	$148,269
30,477	Kungsleden A.B.	216,133
35,220	Nobina A.B.[1]	231,132
		1,456,253
	Switzerland – 1.7%
11,519	OC Oerlikon Corp. A.G.	185,965
978	Pargesa Holding S.A.	91,531
		277,496
	United Kingdom – 15.8%
48,480	Arrow Global Group PLC	246,511
24,091	Beazley PLC	195,670
84,155	Cambian Group PLC	193,936
9,508	Close Brothers Group PLC	200,185
49,180	Eurocell PLC	159,781
116,485	Huntsworth PLC	159,718
14,050	IG Group Holdings PLC	160,424
12,826	Keller Group PLC	183,339
111,272	Lookers PLC	155,021
20,740	Redrow PLC	178,711
33,301	Safestore Holdings PLC - REIT	250,463
46,090	Tyman PLC	199,880
59,993	Virgin Money Holdings UK PLC	229,434
		2,513,073
	Total Common Stocks (Cost $12,492,038)	15,458,884

Principal Amount

	Short-Term Investments – 2.7%
$425,285	UMB Money Market Fiduciary, 0.25%[2]	425,285

	Total Short-Term Investments (Cost $425,285)	425,285

	Total Investments – 99.6% (Cost $12,917,323)	15,884,169
	Other Assets in Excess of Liabilities– 0.4%	59,903

	Total Net Assets – 100.0%	$15,944,072

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $661,864 which represents 4.15% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Real Estate	6.9%
Consumer Products	6.7%
Engineering & Construction Services	6.3%
Construction Materials	5.3%
Containers & Packaging	5.2%
Health Care Facilities/Services	4.9%
Electrical Equipment	4.7%
Transportation Equipment	4.4%
Chemicals	4.3%
Asset Management	3.4%
Metals & Mining	3.1%
Utilities	3.0%
Commercial Services	3.0%
Home & Office Products	2.9%
Insurance	2.7%
Banking	2.7%
Machinery	2.6%
Software	2.3%
Forest & Paper Products	2.1%
Retail - Consumer Staples	1.9%
Consumer Services	1.7%
Medical Equipment/Devices	1.7%
Specialty Finance	1.5%
Technology Services	1.5%
Transportation & Logistics	1.4%
Iron & Steel	1.3%
Oil, Gas & Coal	1.2%
Leisure Products	1.2%
Aerospace & Defense	1.2%
Automotive	1.1%
Institutional Financial Services	1.0%
Manufactured Goods	1.0%
Media	1.0%
Distributors - Discretionary	1.0%
Semiconductors	0.7%
Total Common Stocks	96.9%
Short-Term Investments	2.7%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Small Company Opportunities Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 97.1%
	Consumer Discretionary – 21.8%
4,937	Acushnet Holdings Corp.	$119,278
2,660	Adient PLC	163,031
3,338	Armstrong World Industries, Inc.*	186,928
5,710	Bojangles', Inc.*	84,223
2,183	Brink's Co.	161,105
6,135	Cannae Holdings, Inc.*	126,749
7,150	Emerald Expositions Events, Inc.	137,781
2,600	Jack in the Box, Inc.	233,220
3,635	Masonite International Corp.*	220,645
		1,432,960
	Consumer Staples – 9.6%
1,985	Casey's General Stores, Inc.	191,751
9,413	Core-Mark Holding Co., Inc.	194,002
10,930	Flowers Foods, Inc.	247,127
		632,880
	Energy – 6.2%
2,130	Energen Corp.*	139,387
3,065	RSP Permian, Inc.*	152,055
6,620	WPX Energy, Inc.*	113,136
		404,578
	Financials – 37.2%
6,202	Alexander & Baldwin, Inc. - REIT	142,026
3,540	Atlantic Capital Bancshares, Inc.*	68,322
7,913	Banc of California, Inc.	151,930
4,820	BankUnited, Inc.	190,920
2,390	CenterState Bank Corp.	69,262
980	Enstar Group Ltd.*	205,947
6,690	Equity Commonwealth - REIT*	207,323
9,667	FNB Corp.	125,671
7,228	Horizon Bancorp	207,877
1,925	Howard Hughes Corp.*	260,452
2,295	LegacyTexas Financial Group, Inc.	94,256
4,479	Navigators Group, Inc.	253,064
1,144	South State Corp.	99,013
2,825	STORE Capital Corp. - REIT	71,275
1,905	Texas Capital Bancshares, Inc.*	187,928
2,090	United Fire Group, Inc.	105,106
		2,440,372
	Health Care – 0.3%
210	Analogic Corp.	17,451

Advisory Research Small Company Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Industrials – 11.9%
6,279	Allison Transmission Holdings, Inc.	$244,818
1,918	EnPro Industries, Inc.	144,138
2,655	Esterline Technologies Corp.*	190,762
7,506	TriMas Corp.*	203,412
		783,130
	Materials – 1.9%
6,140	Valvoline, Inc.	124,519

	Technology – 8.2%
5,800	Avnet, Inc.	227,534
6,890	Presidio, Inc.*	105,555
2,730	Tech Data Corp.*	208,162
		541,251
	Total Common Stocks (Cost $5,800,968)	6,377,141

Principal Amount

	Short-Term Investments – 3.0%
$194,163	UMB Money Market Fiduciary, 0.25%[1]	194,163

	Total Short-Term Investments (Cost $194,163)	194,163

	Total Investments – 100.1% (Cost $5,995,131)	6,571,304
	Liabilities in Excess of Other Assets – (0.1)%	(9,808)

	Total Net Assets – 100.0%	$6,561,496

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Small Company Opportunities Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banking	18.2%
Real Estate	10.4%
Home & Office Products	8.7%
Insurance	8.6%
Gaming, Lodging & Restaurants	6.8%
Design, Manufacturing & Distribution	6.6%
Oil, Gas & Coal	6.1%
Manufactured Goods	5.3%
Consumer Products	3.8%
Transportation Equipment	3.7%
Distribution/Wholesale - Consumer Staples	2.9%
Retail - Consumer Staples	2.9%
Aerospace & Defense	2.9%
Automotive	2.5%
Commercial Services	2.1%
Chemicals	1.9%
Leisure Products	1.8%
Technology Services	1.6%
Medical Equipment/Devices	0.3%
Total Common Stocks	97.1%
Short-Term Investments	3.0%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 2.9%
	Communications – 0.4%
890	BCE, Inc.	$37,780

	Consumer Staples – 0.6%
600	Altria Group, Inc.	33,666
540	Kraft Heinz Co.	30,445
		64,111
	Energy – 0.4%
310	Chevron Corp.	38,784

	Financials – 1.1%
1,200	Blackstone Group LP	37,140
900	Oaktree Capital Group LLC	35,550
680	Ventas, Inc. - REIT	34,966
		107,656
	Health Care – 0.4%
300	Johnson & Johnson	37,947

	Total Common Stocks (Cost $266,413)	286,278

Principal Amount

	Corporate Bonds – 46.8%
	Communications – 1.2%
$100,000	Pacific Bell Telephone Co. 7.125%, 3/15/2026	118,250

	Consumer Discretionary – 3.8%
150,000	L Brands, Inc. 5.625%, 10/15/2023	155,813
210,000	Stanley Black & Decker, Inc. 5.750%, 12/15/2053[1,2]	213,412
		369,225
	Consumer Staples – 1.4%
150,000	Kroger Co. 3.700%, 8/1/2027[1]	142,728

	Financials – 22.3%
100,000	Apollo Investment Corp. 5.250%, 3/3/2025	97,131
125,000	Ares Capital Corp. 3.875%, 1/15/2020[1]	125,594

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Financials (Continued)
$150,000	Bank of America Corp. 6.500%, N/A1,2,3	$159,000
240,000	Charles Schwab Corp. 7.000%, N/A1,2,3	264,000
50,000	Citigroup, Inc. 6.250%, N/A1,2,3	51,938
175,000	Goldman Sachs Group, Inc. 5.700%, N/A1,2,3	178,938
300,000	JPMorgan Chase & Co. 6.750%, N/A1,2,3	325,125
325,000	M&T Bank Corp. 6.450%, N/A1,2,3	355,062
	MetLife, Inc.
100,000	5.250%, N/A1,2,3	102,200
100,000	6.400%, 12/15/2066[1]	109,000
150,000	Voya Financial, Inc. 5.650%, 5/15/2053[1,2]	152,850
100,000	Wells Fargo & Co. 5.895%, N/A1,2,3	101,125
145,000	Weyerhaeuser Co. 7.950%, 3/15/2025	174,325
		2,196,288
	Industrials – 6.8%
235,000	Actuant Corp. 5.625%, 6/15/2022[1]	237,937
150,000	General Electric Co. 5.000%, N/A1,2,3	148,500
125,000	Hexcel Corp. 4.700%, 8/15/2025[1]	129,115
150,000	Oshkosh Corp. 5.375%, 3/1/2022[1]	154,125
		669,677
	Technology – 6.2%
175,000	Avnet, Inc. 4.625%, 4/15/2026[1]	172,739
	CDW LLC / CDW Finance Corp.
160,000	5.000%, 9/1/2023[1]	163,216
150,000	5.000%, 9/1/2025[1]	149,430
125,000	Motorola Solutions, Inc. 3.500%, 9/1/2021	124,391
		609,776

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Utilities – 5.1%
$150,000	Dominion Energy, Inc. 5.750%, 10/1/2054[1,2]	$158,561
130,000	Southern California Edison Co. 6.250%, N/A1,2,3	137,800
200,000	Southern Co. 5.500%, 3/15/2057[1,2]	206,608
		502,969
	Total Corporate Bonds (Cost $4,583,536)	4,608,913

Number of Shares

	Preferred Stocks – 28.8%
	Communications – 1.0%
4,000	Verizon Communications, Inc. 5.900%, 2/15/2019[1]	102,120

	Consumer Discretionary – 1.6%
6,000	eBay, Inc. 6.000%, 3/1/2021[1]	156,600

	Consumer Staples – 1.8%
	CHS, Inc.
2,385	7.100%, N/A1,2,3	65,349
4,000	7.500%, N/A1,3	110,240
		175,589
	Financials – 23.3%
5,000	Allstate Corp. 6.750%, N/A1,3	127,950
6,000	American Financial Group, Inc. 6.250%, 9/30/2019[1]	153,000
4,000	Bank of America Corp. 6.625%, N/A1,3	104,920
3,000	Capital One Financial Corp. 6.700%, N/A1,3	78,840
5,500	Charles Schwab Corp. 6.000%, N/A1,3	142,945
	Citigroup, Inc.
1,900	6.875%, N/A1,2,3	52,288
3,000	6.875%, N/A1,3	78,690
2,335	Fifth Third Bancorp 6.625%, N/A1,2,3	66,267

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	Financials (Continued)
5,000	First Republic Bank 7.000%, N/A1,3	$131,650
6,500	Goldman Sachs Group, Inc. 6.300%, N/A1,3	169,910
2,246	Hartford Financial Services Group, Inc. 7.875%, 4/15/2022[1,2]	65,089
3,000	JPMorgan Chase & Co. 6.700%, N/A1,3	79,320
1,156	KeyCorp 6.125%, N/A1,2,3	31,362
	Morgan Stanley
7,000	6.625%, N/A1,3	181,790
1,500	7.125%, N/A1,2,3	42,210
2,276	PNC Financial Services Group, Inc. 6.125%, N/A1,2,3	61,748
	Public Storage
1,500	6.000%, N/A1,3	38,490
8,500	6.375%, N/A1,3	220,915
8,000	State Street Corp. 6.000%, N/A1,3	208,400
1,232	U.S. Bancorp 6.500%, N/A1,2,3	34,003
6,000	Wells Fargo & Co. 8.000%, N/A1,3	155,940
2,454	Zions Bancorporation 6.950%, 9/15/2023[1,2]	68,835
		2,294,562
	Utilities – 1.1%
4,000	Southern Co. 6.250%, 10/15/2020[1]	103,600

	Total Preferred Stocks (Cost $2,857,831)	2,832,471

Principal Amount

	U.S. Treasury Securities – 17.1%
	United States Treasury Bond
$225,000	4.375%, 5/15/2041	274,061
	United States Treasury Note
150,000	1.375%, 9/30/2023	139,096
200,000	1.625%, 5/15/2026	181,406
650,000	2.250%, 8/15/2027	613,869

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	U.S. TREASURY SECURITIES (Continued)
$375,000	5.375%, 2/15/2031	$471,284

	Total U.S. Treasury Securities (Cost $1,746,534)	1,679,716

	Short-Term Investments – 3.8%
273,500	UMB Money Market Fiduciary, 0.25%[4]	273,500
100,000	United States Treasury Bill, 0.0%, 8/16/18	99,449

	Total Short-Term Investments (Cost $373,140)	372,949

	Total Investments – 99.4% (Cost $9,827,454)	9,780,327
	Other Assets in Excess of Liabilities – 0.6%	63,756

	Total Net Assets – 100.0%	$9,844,083

LP – Limited Partnership

REIT – Real Estate Investment Trust

[1]	Callable.
[2]	Variable rate security.
[3]	Perpetual security. Maturity date is not applicable.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
Financials	22.3%
Industrials	6.8%
Technology	6.2%
Utilities	5.1%
Consumer Discretionary	3.8%
Consumer Staples	1.4%
Communications	1.2%
Total Corporate Bonds	46.8%
Preferred Stocks
Financials	23.3%
Consumer Staples	1.8%
Consumer Discretionary	1.6%
Utilities	1.1%
Communications	1.0%
Total Preferred Stocks	28.8%
Common Stocks
Financials	1.1%
Consumer Staples	0.6%
Energy	0.4%
Health Care	0.4%
Communications	0.4%
Total Common Stocks	2.9%
U.S. Treasury Securities	17.1%
Total U.S. Treasury Securities	17.1%
Short-Term Investments	3.8%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2018 (Unaudited)

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Dividend Fund
Assets:
Investments, at cost	$9,465,222	$28,515,124	$9,926,646
Foreign currency, at cost	-	58,790	-
Investments, at value	$12,670,604	$32,419,622	$10,489,078
Foreign currency, at value	-	59,255	-
Cash	-	-	-
Receivables:
Investment securities sold	-	303,950	-
Fund shares sold	20	-	-
Dividends and interest	5,327	36,259	30,798
Due from Advisor	2,390	-	8,261
Prepaid expenses	9,023	8,138	10,339
Total assets	12,687,364	32,827,224	10,538,476

Liabilities:
Payables:
Due to Custodian	-	-	34
Investment securities purchased	64,160	399,410	-
Auditing fees	9,251	9,312	9,320
Fund accounting fees	5,894	11,415	11,268
Legal fees	5,494	1,947	370
Fund administration fees	5,102	4,771	6,013
Transfer agent fees and expenses	3,070	4,024	3,631
Shareholder reporting fees	2,508	1,736	164
Custody fees	2,155	17,839	5,440
Chief Compliance Officer fees	1,610	1,879	1,823
Trustees' deferred compensation (Note 3)	862	870	860
Trustees' fees and expenses	343	1,214	963
Fund shares redeemed	-	-	-
Advisory fees	-	11,603	-
Shareholder servicing fees (Note 7)	-	-	-
Non-U.S. taxes	-	51,261	-
Other accrued expenses	4,108	2,253	4,097
Total liabilities	104,557	519,534	43,983

Net Assets	$12,582,807	$32,307,690	$10,494,493

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$8,207,039	$30,564,701	$9,734,805
Accumulated net investment income (loss)	14,955	(582,053)	22,415
Accumulated net realized gain (loss) on investments and foreign currency transactions	1,155,431	(1,543,695)	174,912
Net unrealized appreciation (depreciation) on:
Investments	3,205,382	3,868,291 *	562,432
Foreign currency translations	-	446	(71)
Net Assets	$12,582,807	$32,307,690	$10,494,493

Shares of beneficial interest issued and outstanding	916,488	3,024,489	904,607
Net asset value per share	$13.73	$10.68	$11.60

*	Net of deferred non-U.S. taxes.

See accompanying Notes to Financial Statements.

Advisory Research Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2018 (Unaudited)

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Assets:
Investments, at cost	$12,917,323	$5,995,131	$9,827,454
Foreign currency, at cost	149,076	-	-
Investments, at value	$15,884,169	$6,571,304	$9,780,327
Foreign currency, at value	149,076	-	-
Cash	-	-	-
Receivables:
Investment securities sold	90,312	9,697	-
Fund shares sold	100	-	-
Dividends and interest	132,070	1,847	78,749
Due from Advisor	7,355	8,692	7,360
Prepaid expenses	13,510	8,328	17,370
Total assets	16,276,592	6,599,868	9,883,806

Liabilities:
Payables:
Due to Custodian	-	-	-
Investment securities purchased	249,880	-	-
Auditing fees	8,650	9,260	8,804
Fund accounting fees	14,082	4,242	6,415
Legal fees	6,619	3,652	6,790
Fund administration fees	8,394	4,149	5,001
Transfer agent fees and expenses	7,183	3,600	3,441
Shareholder reporting fees	7,272	3,208	882
Custody fees	12,834	3,840	1,568
Chief Compliance Officer fees	1,347	1,399	1,352
Trustees' deferred compensation (Note 3)	862	859	860
Trustees' fees and expenses	4,176	1,301	1,773
Fund shares redeemed	5,589	-	-
Advisory fees	-	-	-
Shareholder servicing fees (Note 7)	182	-	-
Non-U.S. taxes	-	-	-
Other accrued expenses	5,450	2,862	2,837
Total liabilities	332,520	38,372	39,723

Net Assets	$15,944,072	$6,561,496	$9,844,083

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$15,181,209	$5,748,906	$9,896,263
Accumulated net investment income (loss)	(11,441)	201	6,375
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,192,031)	236,216	(11,428)
Net unrealized appreciation (depreciation) on:
Investments	2,966,846	576,173	(47,127)
Foreign currency translations	(511)	-	-
Net Assets	$15,944,072	$6,561,496	$9,844,083

Shares of beneficial interest issued and outstanding		574,414	1,084,411
Net asset value per share		$11.42	$9.08

Net asset value per share per Class:
Investor Class shares:
Net assets applicable to shares outstanding	$11,731,756
Shares of beneficial interest issued and outstanding	816,062
Net asset value per share	$14.38

Class I shares:
Net assets applicable to shares outstanding	$4,212,316
Shares of beneficial interest issued and outstanding	292,954
Net asset value per share	$14.38

See accompanying Notes to Financial Statements.

Advisory Research Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2018 (Unaudited)

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Dividend Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $43,188 and $9,186, respectively)	$99,715	$178,764	$133,582
Interest	93	216	69
Total investment income	99,808	178,980	133,651

Expenses:
Advisory fees	54,746	166,936	43,765
Fund administration fees	18,458	19,698	20,167
Fund accounting fees	16,549	37,754	30,440
Registration fees	10,039	10,121	9,765
Transfer agent fees and expenses	9,599	10,787	9,551
Auditing fees	9,202	9,602	9,402
Custody fees	3,687	42,961	7,193
Trustees' fees and expenses	2,916	3,472	3,472
Legal fees	2,911	7,289	13,610
Chief Compliance Officer fees	2,132	2,125	2,125
Shareholder reporting fees	1,457	2,454	1,502
Insurance fees	597	605	590
Shareholder servicing fees (Note 7)	-	-	-
Miscellaneous	2,281	3,248	2,280
Total expenses	134,574	317,052	153,862
Advisory fees waived	(54,746)	(91,689)	(43,765)
Other expenses absorbed	(6,813)	-	(49,917)
Net expenses	73,015	225,363	60,180
Net investment income (loss)	26,793	(46,383)	73,471

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,195,045	1,556,460	186,951
Foreign currency transactions	-	(13,398)	(2,974)
Net realized gain (loss)	1,195,045	1,543,062	183,977
Net change in unrealized appreciation/depreciation on:
Investments	(841,799)	(612,867)[1]	(149,949)
Foreign currency translations	-	314	(251)
Net change in unrealized appreciation/depreciation	(841,799)	(612,553)	(150,200)
Net realized and unrealized gain (loss)	353,246	930,509	33,777
Net Increase (Decrease) in Net Assets from Operations	$380,039	$884,126	$107,248

[1]	Net of non-U.S. taxes $36,207

See accompanying Notes to Financial Statements.

Advisory Research Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended April 30, 2018 (Unaudited)

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $21,475, $0 and $190, respectively)	$187,295	$113,441	$108,741
Interest	393	59	134,973
Total investment income	187,688	113,500	243,714

Expenses:
Advisory fees	72,619	27,389	36,549
Fund administration fees	23,365	18,256	18,576
Fund accounting fees	37,701	14,613	20,688
Registration fees	12,951	10,047	14,783
Transfer agent fees and expenses	15,292	9,886	9,530
Auditing fees	8,802	8,802	8,802
Custody fees	14,073	8,836	4,693
Trustees' fees and expenses	6,173	3,397	3,508
Legal fees	7,191	8,788	5,687
Chief Compliance Officer fees	2,181	2,197	2,206
Shareholder reporting fees	3,075	1,092	489
Insurance fees	632	581	583
Shareholder servicing fees (Note 7)	4,245	-	-
Miscellaneous	3,232	1,548	928
Total expenses	211,532	115,432	127,022
Advisory fees waived	(72,619)	(27,389)	(36,549)
Other expenses absorbed	(41,874)	(50,388)	(43,482)
Net expenses	97,039	37,655	46,991
Net investment income (loss)	90,649	75,845	196,723

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,913,565	236,702	(19,807)
Foreign currency transactions	(1,093)	-	-
Net realized gain (loss)	1,912,472	236,702	(19,807)
Net change in unrealized appreciation/depreciation on:
Investments	(283,786)	(423,651)	(377,617)
Foreign currency translations	(2,014)	-	-
Net change in unrealized appreciation/depreciation	(285,800)	(423,651)	(377,617)
Net realized and unrealized gain (loss)	1,626,672	(186,949)	(397,424)
Net Increase (Decrease) in Net Assets from Operations	$1,717,321	$(111,104)	$(200,701)

See accompanying Notes to Financial Statements.

Advisory Research All Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$26,793	$80,885
Net realized gain on:
Investments	1,195,045	1,563,413
Net change in unrealized appreciation/depreciation on:
Investments	(841,799)	2,196,607
Net increase in net assets resulting from operations	380,039	3,840,905

Distributions to Shareholders:
From net investment income	(52,346)	(141,094)
From net realized gains	(1,337,703)	(1,359,042)
Total distributions to shareholders	(1,390,049)	(1,500,136)

Capital Transactions:
Proceeds from shares sold	116,452	1,283,160
Reinvestment of distributions	1,042,233	942,295
Cost of shares redeemed[1]	(3,168,910)	(9,863,054)
Net decrease in net assets from capital transactions	(2,010,225)	(7,637,599)

Total decrease in net assets	(3,020,235)	(5,296,830)

Net Assets:
Beginning of period	15,603,042	20,899,872
End of period	$12,582,807	$15,603,042

Accumulated net investment income	$14,955	$40,508

Capital Share Transactions:
Shares sold	8,056	92,121
Shares issued on reinvestment	72,985	71,116
Shares redeemed	(220,641)	(716,685)
Net decrease in capital share transactions	(139,600)	(553,448)

[1]	Net of redemption fee proceeds of $0 and $885, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(46,383)	$556,444
Net realized gain (loss) on:
Investments	1,556,460	173,239
Foreign currency transactions	(13,398)	(38,016)
Net change in unrealized appreciation/depreciation on:
Investments	(612,867)	4,363,939
Foreign currency translations	314	837
Net increase in net assets resulting from operations	884,126	5,056,443

Distributions to Shareholders:
From net investment income	(1,009,907)	(624,287)
Total distributions to shareholders	(1,009,907)	(624,287)

Capital Transactions:
Proceeds from shares sold	1,235,523	4,243,156
Reinvestment of distributions	992,379	558,114
Cost of shares redeemed[1]	(2,864,112)	(5,608,584)
Net decrease in net assets from capital transactions	(636,210)	(807,314)

Total increase (decrease) in net assets	(761,991)	3,624,842

Net Assets:
Beginning of period	33,069,681	29,444,839
End of period	$32,307,690	$33,069,681

Accumulated net investment income (loss)	$(582,053)	$474,237

Capital Share Transactions:
Shares sold	112,809	439,001
Shares issued on reinvestment	94,064	63,566
Shares redeemed	(261,560)	(579,061)
Net decrease in capital share transactions	(54,687)	(76,494)

[1]	Net of redemption fee proceeds of $413 and $130, respectively

See accompanying Notes to Financial Statements.

Advisory Research Global Dividend Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$73,471	$123,858
Net realized gain (loss) on:
Investments	186,951	1,574,947
Foreign currency transactions	(2,974)	(10,410)
Net change in unrealized appreciation/depreciation on:
Investments	(149,949)	706,141
Foreign currency translations	(251)	2,768
Net increase from payments by affiliates (Note 3)	-	2,578
Net increase in net assets resulting from operations	107,248	2,399,882

Distributions to Shareholders:
From net investment income	(244,699)	(152,816)
From net realized gains	(1,253,848)	-
Total distributions to shareholders	(1,498,547)	(152,816)

Capital Transactions:
Proceeds from shares sold	1,471,961	385,186
Reinvestment of distributions	1,211,594	96,796
Cost of shares redeemed	(1,835,508)	(4,416,264)
Net increase (decrease) in net assets from capital transactions	848,047	(3,934,282)

Total decrease in net assets	(543,252)	(1,687,216)

Net Assets:
Beginning of period	11,037,745	12,724,961
End of period	$10,494,493	$11,037,745

Accumulated net investment income	$22,415	$193,643

Capital Share Transactions:
Shares sold	123,114	31,997
Shares issued on reinvestment	102,476	8,238
Shares redeemed	(152,351)	(357,366)
Net decrease in capital share transactions	73,239	(317,131)

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$90,649	$517,861
Net realized gain (loss) on:
Investments	1,913,565	6,548,969
Foreign currency transactions	(1,093)	(23,378)
Net change in unrealized appreciation/depreciation on:
Investments	(283,786)	882,811
Foreign currency translations	(2,014)	14,922
Net increase from payment by affiliates	-	3,956
Net increase in net assets resulting from operations	1,717,321	7,945,141

Distributions to Shareholders:
From net investment income:
Investor Class	(708,415)	(135,327)
Class I	(230,486)	(503,804)
Total distributions to shareholders	(938,901)	(639,131)

Capital Transactions:
Proceeds from shares sold:
Investor Class	468,686	6,605,819
Class I	500	5,111,828
Reinvestment of distributions:
Investor Class	688,517	117,950
Class I	154,155	490,174
Cost of shares redeemed:
Investor Class [1]	(2,787,815)	(7,982,881)
Class I2	(54,378)	(45,859,738)
Net decrease in net assets from capital transactions	(1,530,335)	(41,516,848)

Total decrease in net assets	(751,915)	(34,210,838)

Net Assets:
Beginning of period	16,695,987	50,906,825
End of period	$15,944,072	$16,695,987

Accumulated net investment income (loss)	$(11,441)	$836,811

Capital Share Transactions:
Shares sold:
Investor Class	33,932	558,212
Class I	36	441,856
Shares issued on reinvestment:
Investor Class	51,321	10,607
Class I	11,504	44,080
Shares redeemed:
Investor Class	(200,995)	(663,280)
Class I	(3,923)	(3,661,742)
Net decrease in capital share transactions	(108,125)	(3,270,267)

[1]	Net of redemption fee proceeds of $294 and $1,389, respectively.
[2]	Net of redemption fee proceeds of $0 and $77, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Small Company Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase in Net Assets From:
Operations:
Net investment income (loss)	$75,845	$(4,690)
Net realized gain on:
Investments	236,702	377,405
Net change in unrealized appreciation/depreciation on:
Investments	(423,651)	644,561
Net increase (decrease) in net assets resulting from operations	(111,104)	1,017,276

Distributions to Shareholders:
From net investment income	(68,463)	(37,103)
From net realized gains	(381,102)	(38,003)
Total distributions to shareholders	(449,565)	(75,106)

Capital Transactions:
Proceeds from shares sold	-	585,302
Reinvestment of distributions	289,693	6,145
Cost of shares redeemed	(443,240)	(180,204)
Net increase (decrease) in net assets from capital transactions	(153,547)	411,243

Total increase (decrease) in net assets	(714,216)	1,353,413

Net Assets:
Beginning of period	7,275,712	5,922,299
End of period	$6,561,496	$7,275,712

Accumulated net investment income (loss)	$201	$(7,181)

Capital Share Transactions:
Shares sold	-	49,113
Shares issued on reinvestment	24,529	509
Shares redeemed	(37,800)	(14,900)
Net increase in capital share transactions	(13,271)	34,722

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$196,723	$392,049
Net realized gain (loss) on:
Investments	(19,807)	13,616
Net change in unrealized appreciation/depreciation on:
Investments	(377,617)	(141,593)
Net increase (decrease) in net assets resulting from operations	(200,701)	264,072

Distributions to Shareholders:
From net investment income	(225,616)	(366,157)
From net realized gains	(15,835)	(816)
Total distributions to shareholders	(241,451)	(366,973)

Capital Transactions:
Proceeds from shares sold	786,125	2,718,749
Reinvestment of distributions	213,706	326,436
Cost of shares redeemed[1]	(1,519,937)	(4,599,187)
Net decrease in net assets from capital transactions	(520,106)	(1,554,002)

Total decrease in net assets	(962,258)	(1,656,903)

Net Assets:
Beginning of period	10,806,341	12,463,244
End of period	$9,844,083	$10,806,341

Accumulated net investment income	$6,375	$35,268

Capital Share Transactions:
Shares sold	85,177	287,011
Shares issued on reinvestment	23,051	34,804
Shares redeemed	(165,621)	(496,607)
Net decrease in capital share transactions	(57,393)	(174,792)

[1]	Net of redemption fee proceeds of $797 and $200, respectively.

See accompanying Notes to Financial Statements.

Advisory Research All Cap Value Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended October 31,
	April 30, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.77	$12.99	$15.02	$17.07	$16.22	$12.84
Income from investment operations:
Net investment income[1]	0.03	0.06	0.09	0.11	0.08	0.08
Net realized and unrealized gain (loss) on investments	0.30	2.68	0.26	(0.31)	1.66	3.42
Total from investment operations	0.33	2.74	0.35	(0.20)	1.74	3.50

Less distributions:
From net investment income	(0.05)	(0.09)	(0.13)	(0.08)	(0.05)	(0.12)
From net realized gain	(1.32)	(0.87)	(2.28)	(1.77)	(0.84)	-
Total distributions	(1.37)	(0.96)	(2.41)	(1.85)	(0.89)	(0.12)

Redemption fee proceeds[1]	- [2]	- [2]	0.03	- [2]	- [2]	- [2]

Net asset value, end of period	$13.73	$14.77	$12.99	$15.02	$17.07	$16.22

Total return[3]	1.91%[5]	21.93%	3.57%	(1.10%)	11.18%	27.46%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$12.6	$15.6	$20.9	$29.4	$60.3	$56.6

Ratio of expenses to average net assets: [4]
Before fees waived and expenses absorbed	1.85%[6]	1.74%	1.52%	1.23%	1.14%	1.43%
After fees waived and expenses absorbed	1.00%[6]	1.00%	1.00%	1.00%	1.03%	1.20%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.48%)[6]	(0.29%)	0.18%	0.49%	0.39%	0.33%
After fees waived and expenses absorbed	0.37%[6]	0.45%	0.70%	0.72%	0.50%	0.56%

Portfolio turnover rate	12%[5]	31%	51%	56%	44%	40%

[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Prior to January 1, 2014, the Advisor had contractually agreed to limit the operating expenses of the All Cap Value Fund to 1.20%. Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.00%.
[5]	Not Annualized
[6]	Annualized

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended October 31,			For the Period November 1, 2013*
	April 30, 2018 (Unaudited)	2017	2016	2015	through October 31, 2014
Net asset value, beginning of period	$10.74	$9.33	$8.78	$10.58	$10.00
Income from Investment Operations
Net investment incomene (loss)[1]	(0.02)	0.18	0.17	0.12	0.09
Net realized and unrealized gain (loss) on investments	0.29	1.42	0.54	(1.46)	0.50
Total from investment operations	0.27	1.60	0.71	(1.34)	0.59

Less Distributions:
From net investment income	(0.33)	(0.19)	(0.16)	(0.16)	(0.01)
From net realized gain	-	-	-	(0.30)	-
Total distributions	(0.33)	(0.19)	(0.16)	(0.46)	(0.01)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.68	$10.74	$9.33	$8.78	$10.58

Total return[3]	2.36%[4]	17.76%	8.30%	(12.89%)	5.87%[4]

Ratios and Supplemental Data
Net assets, end of period (millions)	$32.3	$33.1	$29.4	$30.2	$25.0

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.90%[5]	1.92%	1.93%	1.94%	2.63%[5]
After fees waived and expenses absorbed	1.35%[5]	1.35%	1.35%	1.35%	1.35%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.83%)[5]	1.21%	1.33%	0.75%	(0.37%)[5]
After fees waived and expenses absorbed	(0.28%)[5]	1.78%	1.91%	1.34%	0.91%[5]

Portfolio turnover rate	33%[4]	69%	32%	51%	67%[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Global Dividend Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended October 31,
	April 30, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.28	$11.08	$11.75	$13.17	$14.22	$11.44
Income from investment operations:
Net investment income[1]	0.08	0.13	0.13	0.13	0.14	0.11
Net realized and unrealized gain (loss) on investments	0.05	2.20	(0.12)	(0.29)	0.18	2.83
Total from investment operations	0.13	2.33	0.01	(0.16)	0.32	2.94

Less distributions:
From net investment income	(0.29)	(0.13)	(0.14)	(0.15)	(0.17)	(0.16)
From net realized gain	(1.52)	-	(0.54)	(1.11)	(1.20)	-
Total distributions	(1.81)	(0.13)	(0.68)	(1.26)	(1.37)	(0.16)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	- [2]	- [2]

Net increase from payments by affiliates (Note 3)	-	- [2,3]	-	-	-	-

Net asset value, end of period	$11.60	$13.28	$11.08	$11.75	$13.17	$14.22

Total return[4]	0.74%[6]	21.21%	0.30%	(1.09%)	2.44%	26.00%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$10.5	$11.0	$12.7	$15.1	$20.8	$22.3

Ratio of expenses to average net assets:[5]
Before fees waived and expenses absorbed	2.81%[7]	2.76%	2.37%	2.03%	1.82%	2.05%
After fees waived and expenses absorbed	1.10%[7]	1.10%	1.10%	1.10%	1.14%	1.35%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.37%)[7]	(0.65%)	(0.03%)	0.13%	0.35%	0.13%
After fees waived and expenses absorbed	1.34%[7]	1.02%	1.24%	1.06%	1.03%	0.83%
Portfolio turnover rate	32%[6]	110%	23%	71%	47%	93%

[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Reimbursement had no impact to the Fund's Performance (see Note 3).
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
[5]	Prior to January 1, 2014, the Advisor had contractually agreed to limit the operating expenses of the Global Dividend Fund to 1.35%. Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.10%.

[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended October 31,
	April 30, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.72	$11.34	$11.15	$12.53	$12.98	$10.48
Income from investment operations:
Net investment income[1]	0.08	0.17	0.11	0.15	0.16	0.17
Net realized and unrealized gain (loss) on investments	1.39	2.35	0.36	(0.54)	0.18	2.63
Total from investment operations	1.47	2.52	0.47	(0.39)	0.34	2.80

Less Distributions:
From net investment income	(0.81)	(0.14)	(0.13)	(0.16)	(0.30)	(0.21)
From net realized gain	-	-	(0.15)	(0.83)	(0.49)	(0.09)
Total distributions	(0.81)	(0.14)	(0.28)	(0.99)	(0.79)	(0.30)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net increase from payments by affiliates (Note 3)	-	- [2,3]	- [2,3]	-	-	-

Net asset value, end of period	$14.38	$13.72	$11.34	$11.15	$12.53	$12.98

Total return[4]	11.20%[6]	22.42%	4.43%	(2.94%)	2.84%	27.30%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$11.8	$12.8	$11.7	$34.4	$31.8	$115.4

Ratio of expenses to average net assets:[5]
Before fees waived and expenses absorbed	2.64%[7]	1.84%	1.46%	1.24%	1.27%	1.42%
After fees waived and expenses absorbed	1.22%[7]	1.20%	1.18%	1.19%	1.19%	1.28%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.31%)[7]	0.75%	0.79%	1.27%	1.17%	1.30%
After fees waived and expenses absorbed	1.11%[7]	1.39%	1.07%	1.32%	1.25%	1.44%

Portfolio turnover rate	31%[6]	50%	32%	38%	39%	40%

[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Reimbursement had no impact to the Fund's Performance (see Note 3).
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Prior to April 1, 2013, the Advisor had contractually agreed to limit the operating expenses of the International Small Cap Value Fund Investor Class to 1.35%. For the period April 1, 2013 through December 31, 2013, the Advisor had contractually agreed to limit the operating expenses of the Investor Class to 1.25%. Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses of the Investor Class to 1.30%.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended October 31,			For the Period December 31, 2013*
	April 30, 2018 (Unaudited)	2017	2016	2015	through October 31, 2014
Net asset value, beginning of period	$13.72	$11.35	$11.16	$12.54	$12.44
Income from investment operations:
Net investment income[1]	0.08	0.17	0.12	0.16	0.18
Net realized and unrealized gain (loss) on investments	1.40	2.35	0.35	(0.54)	(0.08)
Total from investment operations	1.48	2.52	0.47	(0.38)	0.10

Less Distributions:
From net investment income	(0.82)	(0.15)	(0.13)	(0.17)	-
From net realized gain	-	-	(0.15)	(0.83)	-
Total distributions	(0.82)	(0.15)	(0.28)	(1.00)	-

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	- [2]

Net increase from payments by affiliates (Note 3)	-	- [2,3]	- [2,3]	-	-

Net asset value, end of period	$14.38	$13.72	$11.35	$11.16	$12.54

Total return[4]	11.19%[5]	22.46%	4.47%	(2.90%)	0.80%[5]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$4.2	$3.9	$39.3	$135.9	$110.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.57%[6]	1.79%	1.43%	1.20%	1.23%[6]
After fees waived and expenses absorbed	1.15%[6]	1.15%	1.15%	1.15%	1.15%[6]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	(0.24%)[6]	0.80%	0.82%	1.31%	1.55%[6]
After fees waived and expenses absorbed	1.18%[6]	1.44%	1.10%	1.36%	1.63%[6]

Portfolio turnover rate	31%[5]	50%	32%	38%	39%[5]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Reimbursement had no impact to the Fund's Performance (see Note 3).
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Small Company Opportunities Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended October 31,			For the Period November 1, 2013*
	April 30, 2018 (Unaudited)	2017	2016	2015	through October 31, 2014
Net asset value, beginning of period	$12.38	$10.71	$10.59	$10.92	$10.00
Income from investment operations:
Net investment gain (loss)[1]	0.13	(0.01)	0.10	- [2]	(0.01)
Net realized and unrealized gain (loss) on investments	(0.32)	1.82	0.21	0.22	0.96
Total from investment operations	(0.19)	1.81	0.31	0.22	0.95

Less distributions:
From net investment income	(0.12)	(0.07)	-	-	(0.03)
From net realized gain	(0.65)	(0.07)	(0.19)	(0.55)	-
Total distributions	(0.77)	(0.14)	(0.19)	(0.55)	(0.03)

Redemption fee proceeds[1]	-	-	-	-	-

Net Increase from payment by affiliates (Note 3)[1]	-	-	- [2,3]	-	-

Net asset value, end of period	$11.42	$12.38	$10.71	$10.59	$10.92

Total return[4]	(1.78%)[5]	16.88%	3.04%	2.31%	9.50%[5]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$6.6	$7.3	$5.9	$4.9	$5.3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.37%[6]	3.38%	3.79%	4.24%	3.63%[6]
After fees waived and expenses absorbed	1.10%[6]	1.10%	1.10%	1.10%	1.10%[6]
Ratio of net investment income(loss) to average net assets:
Before fees waived and expenses absorbed	(0.05%)[6]	(2.35%)	(1.71%)	(3.10%)	(2.65%)[6]
After fees waived and expenses absorbed	2.22%[6]	(0.07%)	0.98%	0.04%	(0.13%)[6]
Portfolio turnover rate	28%[5]	53%	52%	123%	264%[5]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Reimbursement had no impact to the Fund's Performance (see Note 3).
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended October 31,				For the Period December 31, 2012*
	April 30, 2018 (Unaudited)	2017	2016	2015	2014	through October 31, 2013
Net asset value, beginning of period	$9.46	$9.47	$9.70	$9.85	$9.68	$10.00
Income from investment operations:
Net investment income[1]	0.17	0.39	0.40	0.44	0.46	0.39
Net realized and unrealized gain (loss) on investments	(0.34)	(0.04)	(0.08)	(0.11)	0.23	(0.26)
Total from investment operations	(0.17)	0.35	0.32	0.33	0.69	0.13

Less distributions:
From net investment income	(0.20)	(0.36)	(0.42)	(0.43)	(0.45)	(0.38)
From net realized gain	(0.01)	-	(0.13)	(0.05)	(0.07)	(0.07)
Total distributions	(0.21)	(0.36)	(0.55)	(0.48)	(0.52)	(0.45)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	-	- [2]	- [2]

Net asset value, end of period	$9.08	$9.46	$9.47	$9.70	$9.85	$9.68

Total return[3]	(1.77%)[4]	3.83%	3.42%	3.42%	7.40%	1.30%[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$9.8	$10.8	$12.5	$30.3	$99.1	$110.9

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.43%[5]	2.49%	1.99%	1.12%	0.97%	1.00%[5]
After fees waived and expenses absorbed	0.90%[5]	0.90%	0.91%	0.90%	0.90%	0.90%[5]
Ratio of net investment income to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.24%[5]	2.53%	3.19%	4.24%	4.64%	4.52%[5]
After fees waived and expenses absorbed	3.77%[5]	4.12%	4.27%	4.46%	4.71%	4.62%[5]

Portfolio turnover rate	30%[4]	64%	63%	26%	28%	68%[4]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

Note 1 – Organization

Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research Global Dividend Fund (the “Global Dividend Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Small Company Opportunities Fund (the “Small Company Opportunities Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Advisory Research Funds are diversified funds. The All Cap Value Fund, Emerging Markets Opportunities Fund, Global Dividend Fund, International Small Cap Value Fund and Small Company Opportunities Fund’s primary investment objective is to provide long-term capital appreciation. The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the Global Dividend Fund commenced investment operations on July 30, 2010, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Small Company Opportunities Fund commenced investment operations on November 1, 2013 and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013. Prior to March 1, 2018, Advisory Research Global Dividend Fund was known as Advisory Research Global Value Fund.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Value Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Strategic Income Fund commenced operations on December 31, 2012, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $116,694,966 transfer of shares of the Fund in exchange for the net assets of the Advisory Research Value Income Fund, L.P., a Delaware limited partnership (the “Income Partnership”). This exchange was nontaxable, whereby the Strategic Income Fund issued 11,669,376 shares for the net assets of the Income Partnership on December 31, 2012. The investment portfolio of the Income Partnership with a fair value of $113,501,578 (identified cost of investment transferred were $107,998,531) and cash were the primary assets received by the Strategic Income Fund. For financial reporting purposes, assets received and shares issued by the Strategic Income Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Strategic Income Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Strategic Income Fund assumed $150,098 in net liabilities as part of this exchange.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

(d) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2014 – 2017, and as of and during the six months ended April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Strategic Income Fund which will distribute net investment income, if any, monthly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc., a wholly owned subsidiary of Piper Jaffray Companies (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

All Cap Value Fund	0.75%
Emerging Markets Opportunities Fund	1.00%
Global Dividend Fund	0.80%
International Small Cap Value Fund	0.90%
Small Company Opportunities Fund	0.80%
Strategic Income Fund	0.70%

The Funds’ Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed the following levels:

Expense Limit as a % of average daily net assets effective January 1, 2014
All Cap Value Fund	1.00%
Emerging Markets Opportunities Fund	1.35%
Global Dividend Fund	1.10%
International Small Cap Value Fund - Investor Class	1.30%
International Small Cap Value Fund - Class I	1.15%
Small Company Opportunities Fund	1.10%
Strategic Income Fund	0.90%

This agreement is in effect until February 28, 2019 and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor waived fees and absorbed other expenses for the six months ended April 30, 2018 as stated below:

All Cap Value Fund	$61,559
Emerging Markets Opportunities Fund	91,689
Global Dividend Fund	93,682
International Small Cap Value Fund	114,493
Small Company Opportunities Fund	77,777
Strategic Income Fund	80,031

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of the following amounts no later than October 31, of the years stated below:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Dividend Fund
2018	$91,550	$167,520	$167,777
2019	124,959	165,986	170,709
2020	132,929	177,705	202,478
2021	61,559	91,689	93,682
Total	$410,997	$602,900	$634,646

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
2018	$75,417	$143,833	$112,604
2019	247,911	142,649	156,971
2020	233,744	157,673	150,946
2021	114,493	77,777	80,031
Total	$671,565	$521,932	$500,552

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2018, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2018, are reported on the Statements of Operations.

The Advisor reimbursed the Global Dividend Fund $2,578 for losses from two trade errors during the fiscal year ended October 31, 2017. This amount is reported on the Fund’s Statement of Changes, and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the Fund’s performance.

The Advisor reimbursed the International Small Cap Value Fund $3,956 for losses from trade errors during the fiscal year ended October 31, 2017. This amount is reported on the Fund’s Statement of Changes, and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the Fund’s performance.

An affiliate reimbursed the International Small Cap Value Fund $234 for losses caused by a processing error during the fiscal year ended October 31, 2016. This amount is reported on the Fund’s Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the Fund’s performance.

The Advisor reimbursed the Small Company Opportunities Fund $1,270 for losses from a trade error during the fiscal year ended October 31, 2016. This amount is reported on the Fund’s Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the Fund’s performance.

Note 4 – Federal Income Taxes

At April 30, 2018, gross unrealized appreciation (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Dividend Fund
Cost of investments	$9,519,501	$28,593,180	$9,936,639

Gross unrealized appreciation	$3,464,600	$4,811,875	$787,109
Gross unrealized depreciation	(313,497)	(985,433)	(234,670)
Net unrealized appreciation on investments	$3,151,103	$3,826,442	$552,439

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Cost of investments	$12,996,216	$6,000,027	$9,830,645

Gross unrealized appreciation	$3,211,832	$886,112	$188,062
Gross unrealized depreciation	(323,879)	(314,835)	(238,380)
Net unrealized appreciation on investments	$2,887,953	$571,277	$(50,318)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

At October 31, 2017, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards are as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Emerging Markets Opportunities Fund	$766,072	$2,242,629	$3,008,701
International Small Cap Value	1,185,497	2,840,113	4,025,610

Global Dividend Fund, International Small Cap Value Fund and Strategic Income Fund utilized $203,109, $5,859,573 and $2,729, respectively, of its capital loss carryforwards during the year ended October 31, 2017.

As of October 31, 2017, Small Company Opportunities Fund had qualified Late-Year Losses of $7,181.

As October 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Dividend Fund

Undistributed ordinary income	$88,659	$1,002,262	$235,708
Undistributed long-term capital gains	1,289,532	-	1,215,700
Tax accumulated earnings	1,378,191	1,002,262	1,451,408

Accumulated capital and other losses	-	(3,008,701)	-
Unrealized appreciation (depreciation) on investments	4,007,587	3,904,443	699,399
Unrealized appreciation (depreciation) on foreign currency translations	-	(29,234)	180
Total accumulated earnings (deficit)	$5,385,778	$1,868,770	$2,150,987

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund

Undistributed ordinary income	$938,892	$-	$35,268
Undistributed long-term capital gains	-	381,098	15,831
Tax accumulated earnings	938,892	381,098	51,099

Accumulated capital and other losses	(4,025,610)	(7,181)	-
Unrealized appreciation (depreciation) on investments	3,069,658	999,342	338,873
Unrealized appreciation (depreciation) on foreign currency translations	1,503	-	-
Total accumulated earnings (deficit)	$(15,557)	$1,373,259	$389,972

The tax character of distributions paid during the fiscal year ended October 31, 2017 and 2016 were as follows:

	All Cap Value Fund		Emerging Markets Opportunities Fund
	2017	2016	2017	2016

Distributions paid from:
Ordinary income	$140,173	$249,614	$624,287	$520,807
Net long-term capital gains	1,359,963	4,218,219	-	-
Total distributions paid	$1,500,136	$4,467,833	$624,287	$520,807

	Global Dividend Fund		International Small Cap Value Fund
	2017	2016	2017	2016

Distributions paid from:
Ordinary income	$152,816	$331,562	$639,131	$3,074,444
Net long-term capital gains	-	530,646	-	787,594
Total distributions paid	$152,816	$862,208	$639,131	$3,862,038

	Small Company Opportunities Fund		Strategic Income Fund
	2017	2016	2017	2016

Distributions paid from:
Ordinary income	$37,230	$-	$366,157	$626,603
Net long-term capital gains	37,876	87,740	816	228,434
Total distributions paid	$75,106	$87,740	$366,973	$855,037

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended April 30, 2018 and the year ended October 31, 2017, redemption fees were as follows:

	April 30, 2018	October 31, 2017
All Cap Value Fund	$-	$885
Emerging Markets Opportunities Fund	413	210
Global Dividend Fund	-	-
International Small Cap Value Fund	294	1,466
Small Company Opportunities Fund	-	-
Strategic Income Fund	797	200

Note 6 – Investment Transactions

For the six months ended April 30, 2018, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All Cap Value Fund	$1,762,623	$4,257,157
Emerging Markets Opportunities Fund	10,663,209	12,131,363
Global Dividend Fund	3,451,786	3,871,407
International Small Cap Value Fund	4,802,536	7,082,714
Small Company Opportunities Fund	1,879,457	2,210,718
Strategic Income Fund	2,957,231	3,321,437

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the International Small Cap Value Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the International Small Cap Value Fund’s Investor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2018, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Loan and Pledge Agreement

The Funds together with other Advisory Research MLP Funds managed by the Advisor (together “Advisory Research Funds”) have entered into a $15 million Senior Secured Revolving Credit Facility (“Facility”) with UMB Bank n.a. (“UMB Loan Agreement”). Each Fund is permitted to borrow up to the lesser of one-third of its total assets, or the maximum amount permitted subject to each Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each borrower. The loan is fully collateralized throughout the term of the loan with securities or other assets of each Fund that has an aggregate market value of at least three times the loan balance. Securities that have been pledged as collateral for the loan are indicated in the Schedules of Investments (if any). Borrowings under the UMB Loan Agreement are charged interest at a calculated rate computed by UMB Bank n.a. based on the London Interbank Offered Rate (LIBOR) rate plus 1.00%, adjusting monthly. The Funds did not borrow under the line of credit agreement for the six months ended April 30, 2018.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2018, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$12,335,725	$-	$-	$12,335,725
Short-Term Investments	334,879	-	-	334,879
Total Investments	$12,670,604	$-	$-	$12,670,604

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$958,899	$-	$958,899
Consumer Discretionary	1,084,398	2,106,202	-	3,190,600
Consumer Staples	309,032	1,013,626	-	1,322,658
Energy	1,380,379	674,953	-	2,055,332
Financials	1,660,402	7,454,545	-	9,114,947
Health Care	296,311	-	-	296,311
Industrials	376,735	1,166,711	-	1,543,446
Materials	1,026,850	3,513,237	-	4,540,087
Technology	153,214	6,508,033	-	6,661,247
Utilities	-	1,596,766	-	1,596,766
Total Common Stocks	6,287,321	24,992,972	-	31,280,293
Short-Term Investments	1,139,329	-	-	1,139,329
Total Investments	$7,426,650	$24,992,972	$-	$32,419,622

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

Global Dividend Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$494,487	$266,355	$-	$760,842
Consumer Discretionary	490,068	202,157	-	692,225
Consumer Staples	951,509	1,152,014	-	2,103,523
Financials	627,776	844,328	-	1,472,104
Health Care	1,102,885	626,172	-	1,729,057
Industrials	1,397,059	143,121	-	1,540,180
Materials	152,591	278,256	-	430,847
Technology	707,383	380,867	-	1,088,250
Utilities	-	222,965	-	222,965
Total Common Stocks	5,923,758	4,116,235	-	10,039,993
Exchange-Traded Funds	321,580	-	-	321,580
Short-Term Investments	127,505	-	-	127,505
Total Investments	$6,372,843	$4,116,235	$-	$10,489,078

International Small Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$159,718	$-	$-	$159,718
Consumer Discretionary	155,021	1,330,826	-	1,485,847
Consumer Staples	-	1,367,209	-	1,367,209
Energy	-	188,738	-	188,738
Financials	-	2,916,576	-	2,916,576
Health Care	-	1,056,842	-	1,056,842
Industrials	406,252	3,490,325	-	3,896,577
Materials	321,300	3,089,903	-	3,411,203
Technology	-	709,785	-	709,785
Utilities	-	266,389	-	266,389
Total Common Stocks	1,042,291	14,416,593	-	15,458,884
Short-Term Investments	425,285	-	-	425,285
Total Investments	$1,467,576	$14,416,593	$-	$15,884,169

*	The Funds did not hold any Level 3 securities at period end.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

The following is a reconciliation of transfers between Levels for the Emerging Markets Opportunities Fund, Global Dividend Fund, and International Small Cap Value Fund from October 31, 2017 to April 30, 2018, represented by recognizing the April 30, 2018 market value of securities:

	Emerging Markets Opportunities Fund	Global Dividend Fund	International Small Cap Value Fund
Transfers into Level 1	$333,973	$386,950	$155,021
Transfers out of Level 1	(778,937)	-	(1,446,405)
Net transfers in (out) of Level 1	$(444,964)	$386,950	$(1,291,384)

Transfers into Level 2	$778,937	$-	$1,446,405
Transfers out of Level 2	(333,973)	(386,950)	(155,021)
Net transfers in (out) of Level 2	$444,964	$(386,950)	$1,291,384

Small Company Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$6,377,141	$-	$-	$6,377,141
Short-Term Investments	194,163	-	-	194,163
Total Investments	$6,571,304	$-	$-	$6,571,304

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$286,278	$-	$-	$286,278
Corporate Bonds[1]	-	4,608,913	-	4,608,913
Preferred Stocks[1]	2,832,471	-	-	2,832,471
U.S. Treasury Securities	-	1,679,716	-	1,679,716
Short-Term Investments	273,500	99,449	-	372,949
Total Investments	$3,392,249	$6,388,078	$-	$9,780,327

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

[1]	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Advisory Research Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2018 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Advisory Research All Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/17	4/30/18	11/1/17 – 4/30/18
Actual Performance	$ 1,000.00	$ 1,019.10	$ 5.01
Hypothetical (5% annual return before expenses)	1,000.00	1,019.83	5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Emerging Markets Opportunities Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/17	4/30/18	11/1/17 – 4/30/18
Actual Performance	$ 1,000.00	$ 1,023.60	$ 6.77
Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	6.75

Advisory Research Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2018 (Unaudited)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Global Dividend Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/17	4/30/18	11/1/17 – 4/30/18
Actual Performance	$ 1,000.00	$ 1,007.40	$ 5.48
Hypothetical (5% annual return before expenses)	1,000.00	1,019.34	5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research International Small Cap Value Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		11/1/17	4/30/18	11/1/17 – 4/30/18
Investor Class	Actual Performance	$ 1,000.00	$ 1,112.00	$ 6.39
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.75	6.11
Class I	Actual Performance	1,000.00	1,111.90	6.02
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Fund’s annualized expense ratios of 1.22% and 1.15% for Investor Class and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

Advisory Research Small Company Opportunities Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/17	4/30/18	11/1/17 – 4/30/18
Actual Performance	$ 1,000.00	$ 982.20	$ 5.41
Hypothetical (5% annual return before expenses)	1,000.00	1,019.34	5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Strategic Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/17	4/30/18	11/1/17 – 4/30/18
Actual Performance	$ 1,000.00	$ 982.30	$ 4.43
Hypothetical (5% annual return before expenses)	1,000.00	1,020.33	4.51

Advisory Research Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2018 (Unaudited)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Funds

Each a series of Investment Managers Series Trust

Advisor

Advisory Research, Inc. Two Prudential Plaza

180 N. Stetson, Suite 5500

Chicago, Illinois 60601

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research All Cap Value Fund	ADVGX	461 418 816
Advisory Research Emerging Markets Opportunities Fund	ADVMX	461 41P 552
Advisory Research Global Dividend Fund	ADVWX	461 418 683
Advisory Research International Small Cap Value Fund – Investor Class	ADVIX	461 418 741
Advisory Research International Small Cap Value Fund – Class I	ADVLX	461 41P 412
Advisory Research Small Company Opportunities Fund	ADVSX	461 41P 545
Advisory Research Strategic Income Fund	ADVNX	461 41P 503

Privacy Principles of the Advisory Research Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 665-1414, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 665-1414 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 665-1414. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 665-1414.

Advisory Research Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 665-1414

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/09/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	7/09/18

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/09/18